Retirement Benefit Plans (Schedule Of Change In Fair Value For Plan Assets Measured Using Significant Unobservable Inputs (Level 3)) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Balance at end of year	$ 853	$ 1,008
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	77	56
Assets held at end of year	8	13
Assets sold during the year
Investments	11	19
Return of capital	(11)	(11)
Balance at end of year	$ 85	$ 77